Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Feb. 25, 2016
Document Effective Date	Feb. 26, 2016
Prospectus Date	Feb. 26, 2016
MFS® Emerging Markets Debt Local Currency Fund | A
Prospectus:
Trading Symbol	EMLAX
MFS® Emerging Markets Debt Local Currency Fund | B
Prospectus:
Trading Symbol	EMLBX
MFS® Emerging Markets Debt Local Currency Fund | C
Prospectus:
Trading Symbol	EMLCX
MFS® Emerging Markets Debt Local Currency Fund | I
Prospectus:
Trading Symbol	EMLIX
MFS® Emerging Markets Debt Local Currency Fund | R1
Prospectus:
Trading Symbol	EMLJX
MFS® Emerging Markets Debt Local Currency Fund | R2
Prospectus:
Trading Symbol	EMLKX
MFS® Emerging Markets Debt Local Currency Fund | R3
Prospectus:
Trading Symbol	EMLLX
MFS® Emerging Markets Debt Local Currency Fund | R4
Prospectus:
Trading Symbol	EMLMX
MFS® Emerging Markets Debt Local Currency Fund | R5
Prospectus:
Trading Symbol	EMLNX